SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Useful Lives) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Buildings [Member]	Dec. 31, 2013 Machinery [Member]	Dec. 31, 2013 Office equipment [Member]	Dec. 31, 2013 Motor vehicles [Member]
Property and equipment
Property and equipment, estimated useful life					40 years	5 years	5 years	5 years
Interest expense capitalized in construction in process	$ 1,269	7,684	10,966